Employee Benefit Plans (Details 3) (Pension, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension
Components of net pension cost
Service cost-benefits earned during the year	$ 1,174	$ 1,168	$ 931
Interest costs on projected benefit obligations	646	667	604
Expected return on plan assets	(797)	(776)	(706)
Expected administrative expenses	40	40
Amortization of prior service cost	79	79	78
Amortization of unrecognized net loss	31	46
Net periodic pension expense	1,173	1,224	907
Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income (loss), including amounts recognized in other comprehensive income
Prior service costs	(522)	(600)
Net accumulated actuarial net loss	1,560	(1,849)
Accumulated other comprehensive gain (loss)	1,038	(2,449)
Net periodic benefit cost in excess of cumulative employer contribution	(2,358)	(1,186)
Net amount recognized at December 31, balance sheet	(1,320)	(3,635)
Net gain arising during period	3,378	881
Prior service cost amortization	79	79
Amortization of net actuarial loss	31	46
Total recognized in other comprehensive income (loss)	3,488	1,006
Total recognized in net periodic pension cost and other comprehensive income (loss)	$ (2,315)	$ 218